Supplemental Cash Flow Information (Details) - Schedule of interest and leases and non-cash investing and financing activities - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2008	[1]
Supplemental disclosures:
Cash paid for interest		$ 3	$ 4
Cash paid for amounts included in the measurement of operating lease liabilities			1,152	$ 134
Non-cash investing and financing activities:
Right-of-use assets obtained in exchange for new operating lease liabilities	201		16,757	601
Warrants assumed as part of Business Combination			10,880
Fair value of contingent consideration for HelioHeat Acquisition			2,009		$ 2,009
Transaction costs incurred but not yet paid			1,474
Net working capital assumed as part of Business Combination			1,153
Capital expenditures incurred but not yet paid	$ 19	$ 22	429	25
Non-cash settlement of note receivable			$ 45

[1]	No change in the fair value of the contingent consideration was identified or recorded during the three months ended March 31, 2022.